Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our sole Non-PEO named executive officer (“NEO”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Summary Compensation Table Total for Sole Non-PEO NEO (1)	Compensation Actually Paid to Sole Non-PEO NEO (1)(2)(3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income
2025	$628,280	$628,280	$187,465	$187,465	$177	$12,506,000
2024	$473,493	$433,833	$133,311	$133,311	$217	$7,675,000

2023	$365,191	$665,971	$163,582	$163,507	$193	$795,000

(1) The PEO for fiscal years 2025, 2024, and 2023 was Ashley B. Smith. The sole non-PEO NEO for fiscal year 2025 was Dominic L. Hunter, the Company’s current Chief Financial Officer, and for the fiscal years 2024 and 2023 was Stephanie Poe, the Company’s former Chief Financial Officer for such years.

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3) To calculate the amounts of Compensation Actually Paid to the PEO and Non-PEO in each of 2025, 2024 and 2023, the following adjustments were made to the PEO’s and Non-PEO NEO’s Summary Compensation Table Total for each respective year:

	2025		2024		2023
Elements Subtracted/Added to Calculate Compensation Actually Paid	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO

Summary Compensation Table Total	$628,280	$187,465	$473,493	$133,311	$365,191	$163,582

Plus fair value of equity compensation granted in the covered fiscal year outstanding and unvested at the end of the current fiscal year and valued at the end of the current fiscal year	—	—	—	—	—	—

(Minus) Fair value of equity compensation granted in the covered fiscal year outstanding and unvested at the end of the covered fiscal year shown in the Summary Compensation Table	—	—	—	—	—	—

Change in fair value from the end of the prior fiscal year of equity compensation outstanding and unvested at the end of the current fiscal year for equity awards granted in prior fiscal years	—	—	—	—	301,530	—

Plus fair value as of the vesting date of equity compensation granted and vested in the covered fiscal year	—	—	—	—	—	—

Change in fair value from the end of the prior fiscal year to the vesting date of any equity compensation granted in prior fiscal years and vested in the covered fiscal year	—	—	(39,660)	—	(750)	(75)

(Minus) fair value of equity forfeited in the current fiscal year	—	—	—	—	—	—

Compensation Actually Paid	$628,280	$187,465	$433,833	$133,311	$665,971	$163,507

(4) Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2022 and ending December 31, 2023, 2024, and 2025 respectively, calculated in accordance with Item 201(e) of Regulation S-K.

Relationship Between Compensation Actually Paid and Total Shareholder Return

TSR increased from $193 at December 31, 2023 to $217 at December 31, 2024 before declining to $177 at December 31, 2025. During the same period, Compensation Actually Paid (“CAP”) to our PEO was $665,971 in 2023, $433,833 in 2024, and $628,280 in 2025, while CAP to our Non-PEO NEO was $163,507 in 2023, $133,311 in 2024, and $187,465 in 2025.

The Company’s stock price, and therefore TSR, may be influenced by a variety of factors, including overall market conditions, industry trends, investor sentiment, macroeconomic developments, and expectations regarding future performance. As a result, changes in Compensation Actually Paid (“CAP”) and TSR may differ in magnitude or timing from year to year and the increases or decreases in each may not necessarily correlate.  For fiscal 2024 and 2023, fluctuations in CAP for our PEO were significantly affected by changes in the Company’s stock price, due to our PEO realizing a large increase in stock value during 2023 with a small decrease in stock value in 2024.  CAP for our PEO in fiscal 2025 was not similarly impacted by stock price because no stock compensation was granted or vested during such year.  For fiscal 2025 compared to 2024, fluctuations in CAP for our PEO were significantly affected by higher cash performance-based bonus related to operations in the prior and current years. The Company’s CAP for our Non-PEO NEO was significantly driven by the transition from the  Company’s former Non-PEO NEO,  who concluded working for the Company in July 2024 resulting in the decrease in CAP from 2023 to 2024, to  the Company’s current Non-PEO NEO, who began working for the Company in April 2025 resulting in the increase in CAP from 2024 to 2025.

Relationship Between Compensation Actually Paid and Net Income

Net income increased substantially during the periods presented, from $795,000 in 2023 to $7.675 million in 2024 and $12.506 million in 2025. During the same period, CAP to our PEO was $665,971 in 2023, $433,833 in 2024, and $628,280 in 2025, while CAP to our Non-PEO NEO was $163,507 in 2023, $133,311 in 2024, and $187,465 in 2025. As reflected in the Pay Versus Performance Table, changes in CAP were not directly proportional to changes in net income.

Although net income is an important measure of the Company’s financial performance, CAP does not necessarily move in correlation with net income. Because CAP includes the year-end and vesting-date fair values of equity awards, changes in the Company’s stock price can significantly affect CAP from year to year. As a result, CAP may increase or decrease even during periods when net income moves in a different direction. Despite our increase in net income from 2023 to 2024, CAP decreased during such period for both our PEO and Non-PEO NEO. This decrease for the PEO was due in part to the PEO realizing a large increase in stock value during 2023 with a small decrease in stock value in 2024 as noted above. Taking only the cash portion of the PEO’s CAP into account, compensation did, in fact, increase for each of the years presented in the Pay Versus Performance Table, albeit at a much lesser proportion than the increase in Net Income during such periods.  The increase in CAP for the PEO in 2025 was influenced by performance-based bonus related to operations in the prior and current years. As noted above, the changes in CAP for the Non-PEO NEO were significantly driven by the Company’s 2023 and 2024 Non-PEO NEO no longer being employed by the Company beginning in July 2024, and the 2025 Non-PEO NEO beginning working for the Company in April 2025.

Adjustment To PEO Compensation, Footnote [Text Block]

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our sole Non-PEO named executive officer (“NEO”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Summary Compensation Table Total for Sole Non-PEO NEO (1)	Compensation Actually Paid to Sole Non-PEO NEO (1)(2)(3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income
2025	$628,280	$628,280	$187,465	$187,465	$177	$12,506,000
2024	$473,493	$433,833	$133,311	$133,311	$217	$7,675,000

2023	$365,191	$665,971	$163,582	$163,507	$193	$795,000

(1) The PEO for fiscal years 2025, 2024, and 2023 was Ashley B. Smith. The sole non-PEO NEO for fiscal year 2025 was Dominic L. Hunter, the Company’s current Chief Financial Officer, and for the fiscal years 2024 and 2023 was Stephanie Poe, the Company’s former Chief Financial Officer for such years.

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

Additional 402(v) Disclosure [Text Block]

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO Name	Ashley B. Smith	Ashley B. Smith	Ashley B. Smith
Non-PEO NEOs Name	Dominic L. Hunter	Stephanie Poe	Stephanie Poe
PEO Total Compensation Amount	$ 628,280	$ 473,493	$ 365,191
PEO Actually Paid Compensation Amount	628,280	433,833	665,971
Non-PEO NEO Average Total Compensation Amount	187,465	133,311	163,582
Non-PEO NEO Average Compensation Actually Paid Amount	187,465	133,311	163,507
Total Shareholder Return Amount	177,000	217,000	193,000
Net Income Loss	$ 12,506,000	$ 7,675,000	$ 795,000
Compensation Actually Paid vs. Net Income [Text Block]

Net income increased substantially during the periods presented, from $795,000 in 2023 to $7.675 million in 2024 and $12.506 million in 2025. During the same period, CAP to our PEO was $665,971 in 2023, $433,833 in 2024, and $628,280 in 2025, while CAP to our Non-PEO NEO was $163,507 in 2023, $133,311 in 2024, and $187,465 in 2025. As reflected in the Pay Versus Performance Table, changes in CAP were not directly proportional to changes in net income.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

TSR increased from $193 at December 31, 2023 to $217 at December 31, 2024 before declining to $177 at December 31, 2025. During the same period, Compensation Actually Paid (“CAP”) to our PEO was $665,971 in 2023, $433,833 in 2024, and $628,280 in 2025, while CAP to our Non-PEO NEO was $163,507 in 2023, $133,311 in 2024, and $187,465 in 2025.